ACQUISITIONS (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Unallocated purchase price		$ 988,926	$ 446,426
At Acquisition [Member]
Tangible assets acquired		361,770
Liabilities assumed		(562,006)
Net liabilities assumed		(200,236)
Exchange platform		50,000
Tradename		150,000
Customer relationships		250,000
Non-compete agreements		192,000
Unallocated purchase price		446,426
Total purchase price		1,088,426
Liability Assumed [Member]
Tangible assets acquired		0
Liabilities assumed	[1]	(197,500)
Net liabilities assumed		(197,500)
Exchange platform		0
Tradename		0
Customer relationships		0
Non-compete agreements		0
Unallocated purchase price		197,500
Total purchase price		197,500
Adjustment [Member]
Tangible assets acquired		0
Liabilities assumed		0
Net liabilities assumed		0
Exchange platform	[2]	(50,000)
Tradename	[2]	(118,000)
Customer relationships	[2]	(63,000)
Non-compete agreements	[2]	(114,000)
Unallocated purchase price		345,000
Total purchase price		0
Measurement Date [Member]
Tangible assets acquired		361,770
Liabilities assumed		(759,506)
Net liabilities assumed		(397,736)
Exchange platform		0
Tradename		32,000
Customer relationships		187,000
Non-compete agreements		78,000
Unallocated purchase price		988,926
Total purchase price		$ 1,285,926

[1]	During August 2018, the Company became aware of an additional liability in the form of a settlement of a legal claim for an unpaid vendor liability which was not disclosed to the Company at the time of the acquisition. The settlement claim of $197,500 was included in accrued expenses at September 30, 2018.
[2]	A valuation was performed at the end of the measurement period to determine the fair value of acquired intangible assets as defined in ASC 820-10. The valuation and corresponding measurement of assets acquired and liabilities assumed resulted in adjustments to the provisional amounts of intangible assets recognized at the original acquisition date.